OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OTHER RECEIVABLES
Partners and commercial managements			$ 1,900
Derivative financial instruments	$ 8,300	$ 4,500	500
Escrow accounts	27,400	14,900
Other	4,300	5,500	3,800
Balance as of 31 December	$ 39,966	$ 24,881	$ 6,200